Subsequent Events - Capital Raise (Details) - TOI Parent Inc.		3 Months Ended
	Sep. 10, 2018 shares	Mar. 31, 2021 USD ($) item shares
Series A Preferred Shares
Subsequent Events
Preferred shares, issued during the period	10,000	1,451
Subsequent events
Subsequent Events
Number of accredited investors | item		3
Preferred shares, issued during the period		1,451
Consideration for issuance of shares | $		$ 20,000,000